[Logo]FORUM
      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                        March 4, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectus and Statement of Additional Information with respect to Fountainhead Kaleidoscope Fund and Fountainhead Special Value Fund, dated March 1, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                        Sincerely,

                                        /s/ Patrick J. Keniston

                                        Patrick J. Keniston
                                        Staff Attorney

Enclosure


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